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                    MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                  617-954-5000





                                        March 1, 2000

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: MFS(R)Series Trust VI (the "Trust") (File Nos. 33-34502 and 811-6102) on behalf of MFS(R)Global Total Return Fund ("MWT"), MFS(R)Utilities Fund ("MMU") and MFS(R)Global Equity Fund ("MWE")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 15 for MWT, MMU and MWE (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on February 28, 2000.

         Please call the undersigned or Karen M. Ray at (617) 954-5000 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,




                                        HEATHER R. GIROLAMO
                                        Heather R. Girolamo
                                        Associate Counsel

HRG/bjn